Equity Investments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 421,700,000	$ 432,100,000
Equity in earnings of unconsolidated affiliates	$ 42,641,000	$ 42,033,000	$ 49,491,000
Four Hospitals in Las Vegas, Nevada [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	27.50%
One Hospital in Las Vegas, Nevada [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	26.10%
Three Hospitals in Macon Georgia, [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	38.00%